Note 23 - Share-based Compensation Plans - Deferred Share Grants Available for Grant (Details) - Deferred share grants [member]	12 Months Ended
	Mar. 31, 2019 shares	Mar. 31, 2019	Mar. 31, 2018 shares	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of year	69,481	69,481	110,012
Less: Granted		(69,481)		(40,531)
Balance, end of year			69,481	69,481